Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate		6.9618
Term deposits		¥ 1,520,812	¥ 276,587
Impairment of long-term impairment (see Note 5)	$ 575	¥ 4,000	¥ 0	¥ 0